Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	DAVIDSON & COMPANY LLP
Auditor Firm ID	731
Auditor Location	Vancouver, Canada
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of financial position of Digi Power X Inc. (formerly Digihost Technology Inc.) (the “Company”), as of December 31, 2024, and the related consolidated statement of loss and comprehensive loss, changes in shareholders’ equity, and cash flows for the year ended December 31, 2024, and the related notes and schedules (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

The financial statements of the Company for the years ended December 31, 2023, and 2022, were audited by other auditors, whose report dated September 16, 2024, except for Note 2(w), as to which the date was March 5, 2025, expressed an unqualified opinion on those statements. We have also audited the adjustments to retrospectively apply the change in accounting policy described in Note 2(v) to the financial statements. In our opinion, the retrospective adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the December 31, 2023, and 2022 financial statements other than with respect to the adjustment above and, accordingly, we do not express an opinion on any other form of assurance on the December 31, 2023, and 2022 financial statements as a whole.